Balance Sheet Components - Schedule of Cost and Accumulated Depreciation of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Property Plant And Equipment [Line Items]
Total property and equipment	$ 15,906	$ 13,300
Less: accumulated depreciation	(10,458)	(8,764)
Property and equipment, net	$ 5,448	4,536
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives, description	Lesser of estimated useful life or remaining lease term
Total property and equipment	$ 6,176	5,725
Computer Hardware and Software
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Total property and equipment	$ 5,393	5,132
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	$ 3,094	$ 2,443
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Assets Under Construction
Property Plant And Equipment [Line Items]
Total property and equipment	$ 1,243